Other income and expenses - net	12 Months Ended
Dec. 31, 2023
Other income and expenses - net
Other income and expenses - net

6.Other income and expenses — net

Other income and expenses, net, mainly comprises foreign exchange losses of €942 in 2023 (2022: gains of €99, 2021: gain of €125); income from government grants for research and development projects of €220 in 2023, €563 in 2022, and €344 in 2021 and from research collaborations where costs are shared equally between both parties of €1,019 (2022: €898, 2021: €1,072).

Changes in the group composition

On December 28, 2023, the Group entered into an agreement regarding the sale of its wholly owned subsidiary AbCheck s.r.o. (“AbCheck sale agreement”) to Ampersand Biomedicines Inc (‘Ampersand’) for a gross purchase price of €5.8 million ($6.4 million), consisting of €4.9 million ($5.4 million) in cash to be paid in two tranches, and €0.9 million ($1.0 million) to be paid by delivery in a variable number of Ampersand shares subject to certain adjustments (€0.3 million) and a holdback. The sale became effective on December 28, 2023. As of December 28, 2023, an amount of €1.6 million ($1.8 million) of the purchase price, being the first cash tranche, had been received. The settlement of the balance of the purchase price is expected once Ampersand has completed a financing round but no later than December 31,2024. The transaction resulted in a gain of €4.3 million ($4.8 million), recognized as other income.

The Group derecognized the following assets and liabilities of Abcheck s.r.o. in the consolidated financial statements as of December 28, 2023:

December 28, 2023
Leasehold improvements and equipment	616
Right-of-use assets	118
Inventories	65
Trade and other receivables	190
Cash and cash equivalents	642
Borrowings	(40)
Trade and other liabilities	(274)
Lease liabilities	(123)
Aggregated closing balance	1,194

The first tranche of the purchase price of €1.6 million ($1.8 million) was already received by the Group and is presented in the statements of cash flows less cash and cash equivalents of Abcheck s.r.o. as of December 28, 2023 of €642.